LEASES - Supplemental balance sheet information related to operating lease (Details) - Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Assets and Liabilities, Lessee [Abstract]
Right-of-use assets	¥ 1,237,734	$ 194,227
Operating lease liabilities - current	598,062	93,850
Operating lease liabilities - non-current	575,060	90,239
Total operating lease liabilities	¥ 1,173,122	$ 184,089